Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other liabilities [abstract]
Other liabilities
	2018	2017
	£m	£m
Accruals and deferred income	3,877	3,951
Other creditors	3,522	4,563
Items in the course of collection due to other banks	277	446
Obligations under finance leases (refer to Note 20)	22	20
Insurance contract liabilities, including unit-linked liabilities	18	31
Other liabilities	7,716	9,011